Trade and other payables - Summary of trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Non-current trade payables	$ 0	$ 0
Non-current other financial payables	188	238
Non-current other payables	42	56
Non-current deferred income	118	103
Non-current accruals	0	0
Non-current employee entitlements	0	0
Non-current royalties and mining taxes	2	3
Non-current amounts owed to equity accounted units	193	196
Total non-current	543	596
Current trade payables	3,196	3,265
Current other financial payables	1,192	913
Current other payables	143	208
Current deferred income	338	280
Current accruals	1,751	1,702
Current employee entitlements	920	992
Current royalties and mining taxes	622	868
Current amounts owed to equity accounted units	16	10
Total current	8,178	8,238
Trade payables	3,196	3,265
Other financial payables	1,380	1,151
Other payables	185	264
Deferred income	456	383
Accruals	1,751	1,702
Employee entitlements	920	992
Royalties and mining taxes	624	871
Amounts owed to equity accounted units	209	206
Total	8,721	8,834
Contract liabilities	$ 358	$ 275